TAXES BASED ON INCOME - Income (Loss) from Continuing Operations before Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2021	Dec. 28, 2019	Dec. 29, 2018
Taxes Based on Income
U.S.	$ 123.8	$ (355.4)	$ (7.3)
International	613.5	604.9	562.1
Income before taxes	$ 737.3	$ 249.5	$ 554.8